Exhibit 99.2

Ford Credit Auto Lease Trust 2011-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2014

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2014, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2014, leases with a total base residual value of $18,046,350.58 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2014
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	March	$142,755,762.18
	April	$109,214,294.89	$2,706,841.81	33.46%	$31,461,549.96	22.99%
	May	$86,124,548.65	$2,188,630.23	27.05%	$21,450,015.99	15.67%
	June	$57,658,434.63	$1,515,051.10	18.73%	$27,383,901.09	20.01%
	July	$31,729,795.17	$869,473.44	10.75%	$25,348,909.03	18.52%
	August	$19,187,505.28	$530,602.71	6.56%	$12,171,173.21	8.89%
	September	$7,832,130.62	$220,229.86	2.72%	$11,231,684.90	8.21%
	October	$349,551.11	$11,174.33	0.14%	$7,510,929.83	5.49%
	November	$288,293.57	$9,420.82	0.12%	$53,873.20	0.04%
	December	$262,543.88	$8,758.00	0.11%	$18,681.75	0.01%
2015-	January	$255,302.82	$8,758.00	0.11%	$0.00	0.00%
	February	$228,311.95	$8,314.00	0.10%	$20,152.65	0.01%
	March	$171,871.22	$6,293.56	0.08%	$51,483.00	0.04%
	April	$97,596.06	$3,666.74	0.05%	$71,650.00	0.05%
	May	$46,890.62	$2,001.94	0.02%	$49,282.45	0.04%
	June	$12,120.40	$586.00	0.01%	$34,438.00	0.03%
	July	$0.00	$0.00	0.00%	$12,181.00	0.01%
Total			$8,089,802.54	100.00%	$136,869,906.06	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$144,959,708.60

Ford Credit Auto Lease Trust 2011-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2014	Car	333	81.42%	$(924)	(2.94)%	(6.07)%
	CUV	245	71.85%	$2,862	7.17%	15.92%
	SUV	144	69.57%	$1,580	4.91%	10.48%
	Truck	36	34.29%	$3,953	9.82%	18.91%
	Total/Average	758	71.37%	$1,007	2.90%	6.16%
February 2014	Car	365	81.66%	$(591)	(2.01)%	(4.08)%
	CUV	331	77.52%	$3,317	8.21%	18.19%
	SUV	194	77.29%	$1,813	5.86%	12.37%
	Truck	38	38.78%	$4,689	11.34%	21.77%
	Total/Average	928	75.88%	$1,522	4.45%	9.42%
March 2014	Car	457	79.62%	$63	0.21%	0.43%
	CUV	357	76.45%	$4,200	10.40%	22.95%
	SUV	184	67.15%	$2,603	8.33%	17.76%
	Truck	73	48.03%	$5,490	13.14%	25.12%
	Total/Average	1,071	73.01%	$2,248	6.50%	13.73%